Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1],[2]	$ 13,321	$ 13,539	$ 12,463	$ 26,860	$ 24,360
Measured at FVOCI	[1],[2]	1,455	1,359	921	2,814	1,734
Interest income calculated using effective interest method	[1]	14,776	14,898	13,384	29,674	26,094
Other	[1],[3]	436	541	486	977	932
Interest income	[1],[4]	15,212	15,439	13,870	30,651	27,026
Measured at amortized cost	[1],[2]	10,452	10,614	9,357	21,066	17,902
Interest expense calculated using effective interest method	[1]	10,452	10,614	9,357	21,066	17,902
Other	[1],[5]	66	52	53	118	101
Interest expenses	[1]	$ 10,518	$ 10,666	$ 9,410	$ 21,184	$ 18,003

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[3]	Includes dividend income on equity investment securities.
[4]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,776 for the three months ended April 30, 2024 (January 31, 2024 – $14,898; April 30, 2023 – $13,384) and for the six months ended April 30, 2024 – $29,674 (April 30, 2023 – $26,094).
[5]	Includes interest on lease liabilities for the three months ended April 30, 2024 – $30 (January 31, 2024 – $30; April 30, 2023 – $29) and for the six months ended April 30, 2024 – $60 (April 30, 2023 – $55) and insurance finance expense for the three months ended April 30, 2024 – $8 (January 31, 2024 – $7; April 30, 2023 – $7) and for the six months ended April 30, 2024 – $15 (April 30, 2023 – $13).